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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY               November 10, 2011
--------------------         ------------------           ------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          33
                                                        -----------

Form 13F Information Table Value Total:                  $2,389,182
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                Quarter ended September 30, 2011


COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8
                                                              VALUE       SHRS OR   SH/  PUT/  INVST   OTHR    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCR   MANGR  SOLE  SHARED   NONE
-----------------------------  -----------------  --------- ----------  ----------  ---  ----  ------  -----  ---- --------- ----
Anadarko Petroleum Corp        COM                032511107 $  123,578   1,960,000  SH         Shared    1         1,960,000
Anadarko Petroleum Corp        COM                032511107 $   31,525     500,000  SH   CALL  Shared    1           500,000
BP PLC                         SPONSORED ADR      055622104 $   82,095   2,276,000  SH         Shared    1         2,276,000
BP PLC                         SPONSORED ADR      055622104 $   90,175   2,500,000  SH   CALL  Shared    1         2,500,000
General Motors Corp            COM                37045V100 $   40,360   2,000,000  SH         Shared    1         2,000,000
General Motors Corp            *W EXP 07/10/2019  37045V126 $      210      26,422  SH         Shared    1            26,422
General Motors Corp            *W EXP 07/10/2016  37045V118 $      308      26,422  SH         Shared    1            26,422
Hartford Financial
Services Grp                   *W EXP 06/26/2019  416515120 $    1,647     171,200  SH         Shared    1           171,200
Iron Mountain Inc              COM                462846106 $  142,448   4,505,000  SH         Shared    1         4,505,000
Johnson & Johnson              COM                478160104 $   33,659     528,486  SH         Shared    1           528,486
Lincoln National Corp          *W EXP 07/10/2019  534187117 $    1,117     120,676  SH         Shared    1           120,676
Medco Health Solutions Inc     COM                58405U102 $   28,017     597,500  SH         Shared    1           597,500
Motorola Mobility Holdings     COM                620097105 $  104,380   2,762,832  SH         Shared    1         2,762,832
Nalco Holding Co               COM                62985Q101 $   23,096     660,250  SH         Shared    1           660,250
News Corp                      CL B               65248E203 $   13,811     885,289  SH         Shared    1           885,289
North American Energy Partners COM                656844107 $   26,763   4,598,466  SH         Shared    1         4,598,466
PNC Financial Services Group   *W EXP 12/31/2018  693475121 $    3,308     370,000  SH         Shared    1           370,000
Rite Aid Corp                  COM                767754104 $   13,906  14,190,000  SH         Shared    1        14,190,000
Royal Bank of Scotland Group   ADR PREF SHS R     780097747 $    5,121     495,699  SH         Shared    1           495,699
Royal Bank of Scotland Group   SP ADR PREF S      780097739 $   44,291   3,986,560  SH         Shared    1         3,986,560
Royal Bank of Scotland Group   ADR PFD SER P      780097762 $    2,697     256,857  SH         Shared    1           256,857
Royal Bank of Scotland Group   SP ADR PREF T      780097713 $   41,446   3,439,511  SH         Shared    1         3,439,511
Royal Bank of Scotland Group   ADR PREF SHS Q     780097754 $   30,076   2,645,164  SH         Shared    1         2,645,164
Royal Bank of Scotland Group   ADR PREF SER N     780097770 $   19,231   1,812,498  SH         Shared    1         1,812,498
Royal Bank of Scotland Group   SP ADR PREF M      780097796 $   51,263   4,795,370  SH         Shared    1         4,795,370
ISHARES TR                     RUSSELL 2000       464287655 $   82,304   1,280,000  SH   CALL  Shared    1         1,280,000
ISHARES TR                     RUSSELL 2000       464287655 $1,038,162  16,145,600  SH   PUT   Shared    1        16,145,600
Sanofi-Aventis                 RIGHT 12/31/2020   80105N113 $    6,071   5,726,911  SH         Shared    1         5,726,911
Southern Union Co              COM                844030106 $   61,593   1,518,190  SH         Shared    1         1,518,190
United Community Banks Inc/GA  COM                90984P303 $   17,270   2,034,162  SH         Shared    1         2,034,162
Universal American Corp        COM                91338E101 $   77,404   7,694,185  SH         Shared    1         7,694,185
Yahoo! Inc                     COM                984332106 $   67,167   5,100,000  SH         Shared    1         5,100,000
Yahoo! Inc                     COM                984332106 $   84,683   6,430,000  SH   CALL  Shared    1         6,430,000

Total Fair Market Value (in thousands)                      $2,389,182
